Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cyber security

We recognise that, in common with most other organisations, Haleon is at risk of a cyber-security attack or threat that could compromise our ability to manufacture, distribute and sell our products and services. We continue to invest to mitigate this risk, including using advanced technologies and engagement of third-party experts to provide additional support and guidance. We have a dedicated cyber- security threat intelligence function focused on the threat landscape and attack vectors that are targeting healthcare providers, including ransomware threats, and a cyber- defence team in place to monitor and react to cyber threats. Cyber intelligence is integrated into our cyber-security risk management and governance processes. Haleon’s Chief Information Security Officer is responsible for the cyber-security function, and provides frequent updates on issues including: current threats; operational key risk indicators; and cyber-security maturity improvements, to the Executive Team and Audit & Risk Committee, who have oversight of our information security and cyber-risk strategy. Cyber-security risk updates are shared with the wider Board by the Audit & Risk Committee.

-	Our newly appointed Chief Information Security Officer has more than 20 years’ information technology and security experience.
-	External consultants are engaged to assess our cyber-security maturity against the US National Institute of Standards and Technology Cybersecurity Framework (NIST CSF). They provide continued assurance that our plans and processes are delivered to best protect Haleon from threats including a framework for data controls which covers our digital supply chain.
-	We have a third-party risk management process in place to help ensure that inherent risk assessments are completed for third-party suppliers, with additional due diligence assessments completed for higher-risk suppliers. Processes include: identification and mitigation of risks; risk assessments; adherence to information and control standards; and incident notification requirements in contracts.
-	We constantly look to mature our cyber-security systems and controls to keep pace with the threat landscape. Our preparedness activities include: a cyber-security week; testing our response procedures and processes by performing simulations and crisis management exercises, including advanced Red and Black team exercises; and penetration testing to develop our response to potential incidents, such as ransomware attacks. Vulnerability management, monitoring and alerting processes are in place to help protect the Company against cyber attacks.
-	Our annual awareness campaigns promote our global cyber-security policies and procedures, handling of confidential data, social media and cyber-security practices, and remind employees of resources available to protect themselves, Haleon and consumers. Internal policies for protecting Company assets include protection of information, acceptable use of technology resources, AI and related procedures. We are focused on minimising risks through fostering secure practices and behaviours, for example, constant programmes aimed at recognising and reporting suspicious online behaviour or phishing.
-	During 2024, Haleon did not identify any significant cyber-security incidents.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cyber intelligence is integrated into our cyber-security risk management and governance processes. Haleon’s Chief Information Security Officer is responsible for the cyber-security function, and provides frequent updates on issues including: current threats; operational key risk indicators; and cyber-security maturity improvements, to the Executive Team and Audit & Risk Committee, who have oversight of our information security and cyber-risk strategy. Cyber-security risk updates are shared with the wider Board by the Audit & Risk Committee.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cyber intelligence is integrated into our cyber-security risk management and governance processes. Haleon’s Chief Information Security Officer is responsible for the cyber-security function, and provides frequent updates on issues including: current threats; operational key risk indicators; and cyber-security maturity improvements, to the Executive Team and Audit & Risk Committee, who have oversight of our information security and cyber-risk strategy. Cyber-security risk updates are shared with the wider Board by the Audit & Risk Committee
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Executive Team and Audit & Risk Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Haleon’s Chief Information Security Officer is responsible for the cyber-security function, and provides frequent updates on issues including: current threats; operational key risk indicators; and cyber-security maturity improvements, to the Executive Team and Audit & Risk Committee, who have oversight of our information security and cyber-risk strategy.
Cybersecurity Risk Role of Management [Text Block]	We have a dedicated cyber- security threat intelligence function focused on the threat landscape and attack vectors that are targeting healthcare providers, including ransomware threats, and a cyber- defence team in place to monitor and react to cyber threats. Cyber intelligence is integrated into our cyber-security risk management and governance processes. Haleon’s Chief Information Security Officer is responsible for the cyber-security function, and provides frequent updates on issues including: current threats; operational key risk indicators; and cyber-security maturity improvements, to the Executive Team and Audit & Risk Committee, who have oversight of our information security and cyber-risk strategy. Cyber-security risk updates are shared with the wider Board by the Audit & Risk Committee.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Chief Information Security Officer
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
-	Our newly appointed Chief Information Security Officer has more than 20 years’ information technology and security experience.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
-	External consultants are engaged to assess our cyber-security maturity against the US National Institute of Standards and Technology Cybersecurity Framework (NIST CSF). They provide continued assurance that our plans and processes are delivered to best protect Haleon from threats including a framework for data controls which covers our digital supply chain.
We have a third-party risk management process in place to help ensure that inherent risk assessments are completed for third-party suppliers, with additional due diligence assessments completed for higher-risk suppliers. Processes include: identification and mitigation of risks; risk assessments; adherence to information and control standards; and incident notification requirements in contracts.We constantly look to mature our cyber-security systems and controls to keep pace with the threat landscape. Our preparedness activities include: a cyber-security week; testing our response procedures and processes by performing simulations and crisis management exercises, including advanced Red and Black team exercises; and penetration testing to develop our response to potential incidents, such as ransomware attacks. Vulnerability management, monitoring and alerting processes are in place to help protect the Company against cyber attacks.Our annual awareness campaigns promote our global cyber-security policies and procedures, handling of confidential data, social media and cyber-security practices, and remind employees of resources available to protect themselves, Haleon and consumers. Internal policies for protecting Company assets include protection of information, acceptable use of technology resources, AI and related procedures. We are focused on minimising risks through fostering secure practices and behaviours, for example, constant programmes aimed at recognising and reporting suspicious online behaviour or phishing.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true